Debt issued measured at amortized cost (Detail 1) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Certificates of deposit		$ 5,190	$ 7,980
Commercial paper		14,413	27,514
Other short-term debt		2,235	3,531
Short-term debt	[1]	21,837	39,025
Senior unsecured debt that contributes to total loss-absorbing capacity (TLAC)		30,105	29,988
Senior unsecured debt other than TLAC		25,569	33,018
of which: issued by UBS AG with original maturity greater than one year	[2]	22,349	32,133
Covered bonds		2,633	3,947
Subordinated debt		21,775	17,665
of which: high-trigger loss-absorbing additional tier 1 capital instruments		11,931	7,785
of which: low-trigger loss-absorbing additional tier 1 capital instruments		2,414	2,369
of which: low-trigger loss-absorbing tier 2 capital instruments		6,892	6,808
of which: non-Basel III-compliant tier 2 capital instruments		540	703
Debt issued through the Swiss central mortgage institutions		8,574	8,569
Other long-term debt		4	58
of which: issued by UBS AG with original maturity greater than one year	[2]	0	52
Long-term debt	[3]	88,660	93,246
Total debt issued measured at amortized cost	[4]	$ 110,497	$ 132,271
Unsecured portion of senior fixed-rate bonds issued with maturity greater than one year		100.00%	100.00%
UBS AG
Disclosure Of Financial Liabilities [Line Items]
Certificates of deposit		$ 5,190	$ 7,980
Commercial paper		14,413	27,514
Other short-term debt		2,235	3,531
Short-term debt	[5]	21,837	39,025
Senior unsecured debt other than TLAC		22,356	32,135
of which: issued by UBS AG with original maturity greater than one year	[6]	22,349	32,133
Covered bonds		2,633	3,947
Subordinated debt		7,431	7,511
of which: high-trigger loss-absorbing additional tier 1 capital instruments		11,958	7,805
of which: low-trigger loss-absorbing additional tier 1 capital instruments		2,415	2,378
of which: low-trigger loss-absorbing tier 2 capital instruments		6,892	6,808
of which: non-Basel III-compliant tier 2 capital instruments		540	703
Debt issued through the Swiss central mortgage institutions		8,574	8,569
Other long-term debt		4	58
of which: issued by UBS AG with original maturity greater than one year	[6]	0	52
Long-term debt	[7]	40,998	52,220
Total debt issued measured at amortized cost	[4]	$ 62,835	$ 91,245
Unsecured portion of senior fixed-rate bonds issued with maturity greater than one year		100.00%	100.00%

[1]	Debt with an original contractual maturity of less than one year
[2]
Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. As of 31 December 2019, 100% of the balance was unsecured (31 December 2018: 100% of the balance was unsecured).

[3]	Debt with an original maturity greater than or equal to one year. The classification of debt issued into short-term and long-term does not consider any early redemption features.
[4]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.
[5]	Debt with an original contractual maturity of less than one year
[6]
Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. As of 31 December 2019, 100% of the balance was unsecured (31 December 2018: 100% of the balance was unsecured).

[7]	Debt with an original maturity greater than or equal to one year. The classification of debt issued into short-term and long-term does not consider any early redemption features.